UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549

                          FORM 13F

                     FORM 13F COVERPAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011.

Check here if Amendment  [  ]; Amendment Number:
This amendment (Check Only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
               Name:              BSW Wealth Partners
               Address:           2336 Pearl Street
                                  Boulder, CO 80302

             13F File Number:

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Raliegh D. Riddoch
Title:              Financial Advisor
Phone:              303-444-9696
Signature,          Place,              and Date of Signing,


Raliegh D. Riddoch  Boulder, CO         May 10, 2011.

Report Type:          [X] 13F HOLDING REPORT.
                      [ ] 13F NOTICE.
                      [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE



FORM 13F SUMMARY PAGE


Report Summary:

Number of other Included Managers:        0
Form 13F Information Table Entry Total:   46
Form 13F Information Table Value Total:   $117,753

List of Other Included Managers:

None








FORM 13 F INFORMATION TABLE

                                                         VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS       CUSIP   (x $1000 PRN AMT PRN CALL  DSCRETN MANAGERS SOLE   SHARED  NONE


------------------------------------------------------------------------------------------------------------------------

AT & T Inc New             COM               00206R102       321    10497 SH      SOLE                             10497
Amgen Incorporated	   COM               031162100       561    10489 SH      SOLE                             10489
Array Biopharma Inc        COM               04269X105        75    24560 SH      SOLE                             24560
BHP Billiton Ltd ADR f     Sponsored ADR     088606108       211     2200 SH      SOLE                              2200
Caterpillar Inc            COM               149123101       222     1991 SH      SOLE                              1991
Chevron Corporation        COM               166764100       731     6797 SH      SOLE                              6797
Citigroup Inc              COM               172967101       321    72529 SH      SOLE                             72529
Cobiz Financial Inc        COM               190897108       445    64047 SH      SOLE                             64047
EMC Corp Mass              COM               268648102      2149    80905 SH      SOLE                             80905
Exxon Mobile Corporation   COM               30231G102      1441    17130 SH      SOLE                             17130
General Electric Company   COM               369604103       887    44247 SH      SOLE                             44247
Grainger W W Inc           COM               384802104       592     4297 SH      SOLE                              4297
Hospitality Pptys Trust    COM               44106M102       232    10000 SH      SOLE                             10000
Intl Business Machines     COM               459200101       789     4837 SH      SOLE                              4837
Ishares Gold Trust         GOLD ETF          464285105      1578   112548 SH      SOLE                            112548
Ishares MSCI Aus Idx Fd    EQUITY ETF        464286103      3751   140899 SH      SOLE                            140899
Ishares MSCI Cda Idx Fd    EQUITY ETF        464286509      3899   116011 SH      SOLE                            116011
Ishares MSCI Emrg Mkt Fd   EQUITY ETF        464287234      4634    95210 SH      SOLE                             95210
Ishares MSCI Grmny Idx     EQUITY ETF        464286806      6668   256970 SH      SOLE                            256970
Ishares MSCI Gwth Idx Fd   EQUITY ETF        464288885      3475    55828 SH      SOLE                             55828
Ishares S&P N Amer Tech    EQUITY ETF        464287515      7232   116645 SH      SOLE                            116645
Ishares Silver Trust       SILVER ETF        46428Q109       319     8670 SH      SOLE                              8670
Ishares Tr Barclays Fund   BOND ETF          464287226      1550    14739 SH      SOLE                             14739
Ishares Tr Barclays Tips   BOND ETF          464287176       918     8413 SH      SOLE                              8413
Ishares Tr Cohen & Steer   REIT ETF          464287564      3968    56582 SH      SOLE                             56582
Ishares Tr Msci EAFE Fd    EQUITY ETF        464287465     10764   179168 SH      SOLE                            179168
Ishares Tr Russell 2000    EQUITY ETF        464287655      2196    26091 SH      SOLE                             26091
Ishares Trust S&P 500      EQUITY ETF        464287200       378     2840 SH      SOLE                              2840
Johnson & Johnson          COM               478160104       202     3412 SH      SOLE                              3412
Jpmorgan Chase & Co        COM               46625H100       224     4852 SH      SOLE                              4852
Level 3 Communications     COM               52729N100        47    32000 SH      SOLE                             32000
Nymox Pharmaceutical Cp    COM               67076P102       126    16000 SH      SOLE                             16000
Pepsico Incorporated       COM               713448108       232     3604 SH      SOLE                              3604
Piedmont Office Rlty Tr    COM               720190206      1156    59581 SH      SOLE                             59581
Praxair Inc                COM               74005P104       533     5247 SH      SOLE                              5247
SPDR S&P 500 Etf Tr        EQUITY ETF        78462F103     21427   161600 SH      SOLE                            161600
Sector Spdr Tr Con Stpls   EQUITY ETF        81369Y308     10709   357918 SH      SOLE                            357918
Senesco Tech Inc New       COM               817208408        31   107960 SH      SOLE                            107690
Spdr Gold Trust            GOLD ETF          78463V107      5817    41589 SH      SOLE                             41589
VF Corporation             COM               918204108       257     2613 SH      SOLE                              2613
Vanguard Health Care       EQUITY ETF        92204A504      7246   120682 SH      SOLE                            120682
Vanguard Large Cap         EQUITY ETF        922908637       217     3567 SH      SOLE                              3567
Vanguard MSCI EAFE ETF     EQUITY ETF        921943858       380    10187 SH      SOLE                             10187
Vanguard Emerging Market   EQUITY ETF        922042858       264     5396 SH      SOLE                              5396
Vanguard Small Cap         EQUITY ETF        922908751       659     8341 SH      SOLE                              8341
Vanguard Total World       EQUITY ETF        922042742       558    11194 SH      SOLE                             11194
